CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020		Dec. 31, 2022		Dec. 31, 2021
General and administrative expenses	$ 4,114,099		$ 354,645		$ 8,024,753	$ 768,162	$ 13,845		$ 7,342,712		$ 6,461,616
Loss from operations	(4,114,099)		(354,645)		(8,024,753)	(768,162)	(13,845)		(7,342,712)		(6,461,616)
Investment income on investments held in Trust Account	3,574,764		(125,371)		11,763,956	205,148	0		13,097,713		284,779
Offering costs associated with warrants recorded as liabilities							0		0		(1,677,518)
Change in fair value of warrant liabilities	2,826,667		6,420,134		(11,790,733)	23,566,288	0		15,228,589		23,703,427
Total other income (expense)	6,460,594		6,294,763		32,386	23,771,436	0		28,326,302		22,310,688
Net income (loss)	$ 2,346,495	$ (10,338,862)	$ 5,940,118	$ 17,063,156	$ (7,992,367)	$ 23,003,274	$ (13,845)		$ 20,983,590		$ 15,849,072
Class A Ordinary Shares included as part of the units
Basic weighted average shares outstanding (in shares)	46,997,081		100,000,000		60,174,602	100,000,000	0		100,000,000		100,000,000
Diluted weighted average shares outstanding (in shares)	46,997,081		100,000,000		60,174,602	100,000,000	0		100,000,000		100,000,000
Basic net income per share (in dollars per share)	$ 0.03		$ 0.05		$ (0.09)	$ 0.18	$ 0		$ 0.17		$ 0.13
Diluted net income per share (in dollars per share)	$ 0.03		$ 0.05		$ (0.09)	$ 0.18	$ 0		$ 0.17		$ 0.13
Class B Ordinary Shares
Basic weighted average shares outstanding (in shares)	25,000,000		25,000,000		25,000,000	25,000,000	25,000,000	[1]	25,000,000	[1]	25,000,000	[1]
Diluted weighted average shares outstanding (in shares)	25,000,000		25,000,000		25,000,000	25,000,000	25,000,000	[1]	25,000,000	[1]	25,000,000	[1]
Basic net income per share (in dollars per share)	$ 0.03		$ 0.05		$ (0.09)	$ 0.18	$ 0.00		$ 0.17		$ 0.13
Diluted net income per share (in dollars per share)	$ 0.03		$ 0.05		$ (0.09)	$ 0.18	$ 0.00		$ 0.17		$ 0.13

[1]	On February 4, 2021, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. Share amount as of December 31, 2020 has been retroactively restated to account for the share recapitalization events as discussed in Note 4.